OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2019
Other Assets, Noncurrent Disclosure [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS

	December 31,
	2019	2018
Deferred commission costs	$79,336	$57,675
Severance pay fund	13,201	12,575
Long-term deposits and other assets	31,497	3,792
	$124,034	$74,042